Form N-1A Cover	Jul. 29, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
Entity Central Index Key	0000869351
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 29, 2026
Prospectus Date	Jul. 29, 2026